Leases (Details Narrative) - Restatement adjustment - ASU 2016-02	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Remaining lease term	8 years 2 months 12 days	7 years 10 months 24 days
Discount rate	10.00%	9.30%